Inventories - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Addition for the year	€ 211,801	€ 162,821	€ 164,852
Cost of Sales [Member]
Inventory [Line Items]
Addition for the year	206,700	146,300	155,400
Research and Development Costs [Member]
Inventory [Line Items]
Addition for the year	€ 5,100	€ 16,500	€ 9,500